                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number:  28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adrian Bruengger

Title:   SIGNING AUTHORITY
         -----------------
Phone:   (41-41) 724-5959

Signature, Place, and Date of Signing: /s/ ADRIAN BRUENGGER
                                       -----------------------------------
                                       Zug, Switzerland, February 14, 2003


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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Name

         Biotech Focus N.V.

         Biotech Invest N.V.

         Biotech Target N.V.

         Biotech Growth N.V.


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $983,967
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.       Name
        ---       ----
         1        Biotech Focus N.V.

         2        Biotech Invest N.V.

         3        Biotech Target N.V.

         4        Biotech Growth N.V.

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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

              COLUMN 1                     COLUMN 2         COLUMN 3      COLUMN 4                   COLUMN 5
           --------------                  ---------       ---------      --------                   --------
                                            TITLE OF                       VALUE         SHS OR        SH/        PUT/
           NAME OF ISSUER                    CLASS          CUSIP        (x$1000)       PRN AMT        PRN        CALL
           --------------                  ---------       ---------     ---------     ----------    --------     ----
3-Dimensional                                    COM       88554W104        9,207       2,850,485       SH
Pharmaceuticals, Inc.

Adolor Corp.                                     COM       00724X102       21,769       1,565,000       SH

Amgen Inc.                                       COM       031162100      355,299       7,350,000       SH

Cell Therapeutics, Inc.                          COM       150934107        6,692         920,500       SH

Cubist Pharmaceuticals,                          COM       229678107        9,218       1,120,000       SH
Inc.

CV Therapeutics, Inc.                            COM       126667104       33,947       1,863,147       SH

Durect Corporation                               COM       266605104        4,555       2,254,957       SH

Endo Pharmaceuticals                             COM       29264F205        8,369       1,087,000       SH

Enzon Pharmaceuticals,                           COM       293904108        8,736         522,500       SH
Inc.

IDEC Pharmaceuticals                             COM       449370105      184,949       5,575,800       SH

IDEC Pharmaceuticals                       LYON ZERO       449370AD7       23,337      42,000,000      PRN
                                                 CPN

Ligand Pharmaceuticals                           COM       53220K207       14,459       2,692,500       SH

Medicines Company (The)                          COM       584688105       47,748       2,980,500       SH

MedImmune                                        COM       584699102      163,292       6,010,000       SH

Neurocrine Biosciences                           COM       64125C109       34,245         750,000       SH

Pozen, Inc.                                      COM       73941U102       14,420       2,800,000       SH

Regeneron                                        COM       75886F107        4,442         240,000       SH
Pharmaceuticals, Inc.

Serono SA                                        ADR       81752M101        6,780         500,000       SH

Shire Pharmaceuticals                            ADR       82481R106       20,779       1,100,000       SH
Group PLC

Transkaryotic Therapies                          COM       893735100        6,929         699,900       SH

Virologic                                        COM       92823R201        4,795       3,605,004       SH


            COLUMN 1                        COLUMN 6       COLUMN 7              COLUMN 8
            --------                       ----------      --------       ----------------------
                                           INVESTMENT       OTHER            VOTING AUTHORITY
         NAME OF ISSUER                    DISCRETION      MANAGERS         SOLE          SHARED      NONE
         --------------                    ----------      --------       ----------------------      ----
3-Dimensional                              DEFINED                3        2,850,485       NONE       NONE
Pharmaceuticals, Inc.

Adolor Corp.                               DEFINED                3        1,565,000       NONE       NONE

Amgen Inc.                                 DEFINED                1        7,350,000       NONE       NONE

Cell Therapeutics, Inc.                    DEFINED                3          920,500       NONE       NONE

Cubist Pharmaceuticals,                    DEFINED                3        1,120,000       NONE       NONE
Inc.

CV Therapeutics, Inc.                      DEFINED                3        1,863,147       NONE       NONE

Durect Corporation                         DEFINED                3        2,254,957       NONE       NONE

Endo Pharmaceuticals                       DEFINED                3        1,087,000       NONE       NONE

Enzon Pharmaceuticals,                     DEFINED                3          522,500       NONE       NONE
Inc.

IDEC Pharmaceuticals                       DEFINED                1        5,575,800       NONE       NONE

IDEC Pharmaceuticals                       DEFINED                1       42,000,000       NONE       NONE

Ligand Pharmaceuticals                     DEFINED                2        2,692,500       NONE       NONE

Medicines Company (The)                    DEFINED                4        2,980,500       NONE       NONE

MedImmune                                  DEFINED                1        6,010,000       NONE       NONE

Neurocrine Biosciences                     DEFINED                3          750,000       NONE       NONE

Pozen, Inc.                                DEFINED                3        2,800,000       NONE       NONE

Regeneron                                  DEFINED                3          240,000       NONE       NONE
Pharmaceuticals, Inc.

Serono SA                                  DEFINED                1          500,000       NONE       NONE

Shire Pharmaceuticals                      DEFINED                1        1,100,000       NONE       NONE
Group PLC

Transkaryotic Therapies                    DEFINED                2          699,900       NONE       NONE

Virologic                                  DEFINED                3        3,605,004       NONE       NONE